Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions

NOTE 4—ACQUISITIONS

Digiplex

On August 15, 2014, the Company completed its acquisition of Digital Cinema Destination, Corp. (“Digiplex”) pursuant to an Agreement and Plan of Merger with Digiplex and Badlands Acquisition Corporation, a wholly-owned subsidiary of the Company. As a result of the acquisition Digiplex is now a wholly-owned subsidiary of the Company. The acquisition of Digiplex supports the Company’s growth strategy. Digiplex operated 21 theatres and 206 screens in 8 U.S. states. Upon completion of the merger, each issued and outstanding share of Digiplex Class A common stock and Class B common stock, except for any shares owned by the Company, Digiplex or any of their respective subsidiaries, was converted into the right to receive 0.1765 shares of the Company’s common stock, referred to as the “exchange ratio,” or approximately 1.4 million shares of the Company’s common stock in the aggregate. In addition to the shares issued, the Company also assumed a note payable of $9,099, which the Company paid subsequent to closing.

In December 2012, Digiplex, together with Start Media LLC (“Start Media”), formed a joint venture, Start Media Digiplex, LLC (“JV”) to acquire theatre assets. As of August 15, 2014, Digiplex owned 34% of the equity of the joint venture. On August 15, 2014, in conjunction with the acquisition, the Company paid cash of $10,978 to Start Media for its 66% interest in the joint venture. Also in connection with the acquisition, the Company paid cash of $181 in lieu of 30,000 shares of Digiplex common stock held in escrow for the former owners of two Digiplex theatres.

Prior to the acquisition, Digiplex had entered into agreements to acquire an additional four theatres and 33 screens (“pipeline theatres”). The Company completed its acquisition of one pipeline theatre and ten screens on August 22, 2014 and two pipeline theatres and 18 screens on September 26, 2014. Total cash consideration paid for the pipeline theatres was approximately $5,400 and resulted in an increase to Goodwill during the year ended December 31, 2014 of approximately $3,250. The transaction for one pipeline theatre was terminated subsequent to the acquisition. The acquisition of the three pipeline theatres was not significant individually or in the aggregate to the Company’s results of operations for the year ended December 31, 2014.

The following table summarizes the preliminary purchase price for Digiplex:

Number of shares of Digiplex common stock outstanding at August 15, 2014	7,832
Exchange ratio	0.1765
Number of shares of Carmike common stock—as exchanged	1,382
Carmike common stock price on August 15, 2014	$34.20

Estimated fair value of 1.4 million common shares issued per merger agreement	$47,274
Cash settlement of Start Media joint venture	10,978
Cash settlement of shares held in escrow	181

Total preliminary estimated acquisition consideration	$58,433

The following table summarizes the purchase price allocation for Digiplex based on the fair value of net assets acquired at the acquisition date:

Digiplex
Total purchase price, net of cash received	$58,004

Accounts receivable	515
Other current assets	266
Property and equipment	26,228
Intangible assets	2,190
Other assets	521
Deferred tax assets	9,776
Accounts payable	(3,359)
Accrued expenses	(3,730)
Unfavorable lease obligations	(5,980)
Capital leases assumed	(850)
Assumption of Northlight term loan	(9,099)

Net assets acquired	16,478

Goodwill	$41,526

The purchase price allocation is preliminary and certain items are subject to change, including the fair value of property and equipment and working capital assets and liabilities. The primary areas of the preliminary valuation that are not yet finalized relate to the fair value of property and equipment. The Company expects to continue to obtain information to assist it in determining the fair values during the measurement period.

Management believes that the fair value of current assets and current liabilities acquired approximate their net book value at the acquisition date. The goodwill recognized of $41,526 is attributable primarily to expected synergies of achieving cost reductions and eliminating redundant administrative functions. The majority of the goodwill is not expected to be deductible for income tax purposes. During the three months ended December 31, 2014, the Company continued to estimate the net operating losses, and the resulting deferred tax assets, recognized in connection with the Digiplex acquisition. As a result, the Company increased the deferred tax assets recognized in connection with the acquisition and decreased goodwill by $3,212. Identifiable intangible assets recognized of $2,190 represent favorable lease obligations and will be amortized to theatre occupancy costs over the respective lease term. The Company also recognized unfavorable lease obligations of $5,980. The weighted-average useful life of the favorable lease obligations, prior to the exercise of any extension or renewals associated with the underlying leases is 6.1 years.

The results of Digiplex’s operations have been included in the consolidated financial statements since the date of acquisition. Revenue and net loss of Digiplex included in the Company’s operating results for the year ended December 31, 2014 from the acquisition date were $16,728 and ($197), respectively. Acquisition costs related to professional fees incurred as a result of the Digiplex acquisition, during the year ended December 31, 2014 were approximately $3,477 and were expensed as incurred and included in general and administrative expenses in the consolidated statements of operations. The majority of these expenses are not deductible for income tax purposes.

Pro Forma Results of Operations (Unaudited)

The following selected comparative unaudited pro forma results of operations information for the years ended December 31, 2014 and 2013 assumes the Digiplex acquisition occurred at the beginning of fiscal year 2013, and reflects the full results of operations for the periods presented. The pro forma results have been prepared for comparative purposes only and do not purport to indicate the results of operations which would actually have occurred had the combination been in effect on the dates indicated, or which may occur in the future. These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of Digiplex to reflect the fair value adjustments to property and equipment and financing obligations. These fair values also represent Level 3 measures within the fair value hierarchy prescribed by ASC 820 Fair Value Measurements.

	Pro Forma Year Ended December 31,
	2014	2013
Revenues	$733,923	$677,468
Operating income	$40,763	$59,676
Net (loss) income	$(11,716)	$3,941
(Loss) income per share:
Basic	$(0.50)	$0.20
Diluted	$(0.50)	$0.20

Muvico

On November 19, 2013, the Company completed its acquisition of 9 entertainment complexes and 147 screens in three U.S. states pursuant to the terms of the Membership Interest Purchase Agreement with Muvico Entertainment, L.L.C (“Muvico”). The acquisition supports the Company’s growth strategy. In consideration for the acquisition, the Company paid $30,608 in cash and the assumption of lease-related financing obligations of approximately $19,101. The purchase price was paid using cash on hand.

The fair value of current assets and current liabilities acquired approximate their net book value at the acquisition date. During the year ended December 31, 2014, the Company completed its valuation related to the fair value of the net assets acquired from Muvico. The goodwill recognized of $24,443 is attributable primarily to expected synergies of achieving cost reductions and eliminating redundant administrative functions. The goodwill is deductible for tax purposes over 15 years.

In addition, the Company incurred contingent liabilities associated with the purchase. The fair value of this contingent consideration as of the acquisition date, which represents the maximum amount of future reimbursement, was $750. The fair value of the contingent consideration and the resulting increase to Goodwill were recorded during the year ended December 31, 2014. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. No other adjustments to Goodwill related to the Muvico acquisition were made during the year ended December 31, 2014.

The following table summarizes the purchase price and purchase price allocation for Muvico based on the fair value of net assets acquired at the acquisition date.

Cash consideration paid less cash amounts received	$30,608
Leases and financing obligations assumed	19,101
Fair value of contingent consideration	750

Fair value of total consideration transferred	$50,459

Inventory	$541
Other current assets	385
Property and equipment	24,867
Deferred tax assets	3,441
Current liabilities	(2,068)
Other liabilities	(1,150)

Net assets acquired	26,016
Goodwill	24,443

Purchase price	$50,459

The total non-cash consideration representing liabilities assumed in the Muvico transaction was $22,319.

The results of Muvico’s operations have been included in the consolidated financial statements since the date of acquisition. Muvico contributed revenue of $61,596 and $9,570 and net (loss) income of ($248) and $995 for the years ended December 31, 2014 and 2013, respectively. Acquisition costs related to professional fees incurred as a result of the Muvico acquisition, during the year ended December 31, 2013 were approximately $2,038 and were expensed as incurred and included in general and administrative expenses in the consolidated statements of operations.

Pro Forma Results of Operations (Unaudited)

The following selected comparative unaudited pro forma results of operations information for the years ended December 31, 2013 and 2012 assumes the Muvico acquisition occurred at the beginning of the fiscal year 2012, and reflects the full results of operations for the years presented. The pro forma results have been prepared for comparative purposes only and do not purport to indicate the results of operations which would actually have occurred had the combination been in effect on the dates indicated, or which may occur in the future. These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of Muvico to reflect the fair value adjustments to property and equipment and financing obligations. These fair values also represent Level 3 measures within the fair value hierarchy prescribed by ASC 820 Fair Value Measurements.

	Pro Forma Year Ended December 31,
	2013	2012
Revenues	$699,826	$603,243
Operating income	$60,163	$58,882
Net income	$4,692	$97,595
Income per share:
Basic	$0.24	$6.19
Diluted	$0.23	$6.07

Cinemark

On August 16, 2013, the Company completed its acquisition of three theatres and 52 screens from Cinemark USA, Inc., a wholly-owned subsidiary of Cinemark Holdings, Inc. for $10,500 in cash and the assumption of lease-related financing obligations in the amount of $5,431. During the year ended December 31, 2014, the Company completed its valuation related to the fair value of the net assets acquired from Cinemark using facts and circumstances existing as of the measurement date. Total Goodwill recorded as a result of the acquisition was approximately $11,203. The results of operations of those theatres were not significant to the Company’s consolidated financial statements of operations and accordingly, the Company has not provided pro forma financial information relating to this acquisition. Acquisition costs associated with this purchase were not material.

Rave

On November 15, 2012, the Company completed its acquisition of 16 entertainment complexes and 251 screens in seven U.S. states pursuant to the terms of the Membership Interest Purchase Agreement with Rave Reviews Cinemas, L.L.C (“Rave”) and Rave Reviews Holdings, LLC (“Acquisition Sub”) dated September 28, 2012. Prior to consummation of the acquisition, Rave transferred to the Acquisition Sub the Rave theatres and certain related assets and certain assumed liabilities, including the leases, related to the Theatres. The Company subsequently acquired all of the ownership interests of the Acquisition Sub. The acquisition supports the Company’s growth strategy. In consideration for the acquisition, the Company paid $22,213 in cash including $3,213 in working capital adjustments. The Company paid $1,349 of the working capital adjustment during the year ended December 31, 2013. In addition, the Company assumed approximately $110,243 of financing obligations, after accounting adjustments, to reflect the acquisition date fair value of such obligations. The purchase price was paid using cash on hand.

The following table summarizes the purchase price and purchase price allocation for Rave based on the fair value of net assets acquired at the acquisition date.

Cash	$19,000
Financing obligations assumed	110,243

Purchase price	129,243
Working capital adjustment	3,213

Total purchase price	$132,456

Accounts receivable	$514
Inventory	464
Other current assets	1,329
Property and equipment	94,523
Deferred tax assets	14,418
Current liabilities	(8,878)
Other liabilities	(6,580)

Net assets acquired	95,790
Goodwill	36,666

Purchase Price	$132,456

The total non-cash consideration representing liabilities assumed in the Rave transaction was $125,701.

The fair value of current assets and current liabilities acquired approximate their net book value at the acquisition date. The goodwill recognized of $36,666 is attributable primarily to expected synergies of achieving cost reductions, eliminating redundant administrative functions and the excess of fair value of financing obligations over the related financing obligation assets. The goodwill is deductible for tax purposes over 15 years. As of December 31, 2014, there were no changes in the recognized amounts of goodwill resulting from the acquisition of Rave.

The results of Rave’s operations have been included in the consolidated financial statements since the date of acquisition. Rave contributed revenue of $88,393 and $13,831 and net income of $155 and $525 for the years ended December 31, 2013 and 2012, respectively. Acquisition costs related to professional fees incurred, primarily as a result of the Rave acquisition, were approximately $4,094 and were expensed as incurred and included in general and administrative expenses in the consolidated statements of operations for the year ended December 31, 2012.

Pro Forma Results of Operations (Unaudited)

The following selected comparative unaudited pro forma results of operations information for the years ended December 31, 2012 and 2011 assumes the Rave acquisition occurred at the beginning of the fiscal year 2011, and reflects the full results of operations for the years presented. The pro forma results have been prepared for comparative purposes only and do not purport to indicate the results of operations which would actually have occurred had the combination been in effect on the dates indicated, or which may occur in the future. These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of Rave to reflect the fair value adjustments to property and equipment, financing obligations. These fair values also represent Level 3 measures within the fair value hierarchy prescribed by ASC 820 Fair Value Measurements.

	Pro Forma Year Ended December 31,
	2012	2011
Revenues	$634,053	$566,914
Operating income	$72,300	$48,902
Net income (loss)	$95,580	$(9,674)
Income (loss) per share:
Basic	$6.06	$(0.76)
Diluted	$5.94	$(0.76)

MNM

On October 21, 2011, the Company completed its purchase of MNM Theatres for $10,820 including an estimate of the fair value of consideration that was contingent upon MNM’s earnings performance over the next three years. The Company estimated the fair value of the contingent consideration to be $1,570 using a probability-weighted discounted cash flow model. This fair value measurement was based on significant inputs not observable in the market and thus represented a Level 3 measurement as defined in ASC 820. The earnings performance period ended on October 31, 2014. As a result of the earnings performance of MNM Theatres, the Company recorded $849 to general and administrative expenses during the year ended December 31, 2014 which represents the contingent consideration to be paid.